INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Income Tax Examination [Line Items]
Operating Loss Carryforwards	$ 970,000,000
Undistributed Foreign Earnings	3,300,000,000
Unrecognized Tax Benefits	167,000,000	288,000,000	348,000,000
Unrecognized Tax Benefits That Would Favorably Impact Effective Tax Rate	116,000,000	221,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	37,000,000	51,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	10,000,000	1,000,000	8,000,000
Potential Decrease In Uncertain Tax Benefits	55,000,000
Minimum [Member]
Income Tax Examination [Line Items]
Tax Credit Carryforward, Expiration Dates	Jan. 01, 2018
Maximum [Member]
Income Tax Examination [Line Items]
Tax Credit Carryforward, Expiration Dates	Dec. 31, 2020
US federal income tax [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards	$ 34,000,000